BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 68,400
Trade accounts receivable, net	831,049		120,472
Other receivables, net	144,285		20,916
Contract costs, net	75,250		10,908
Prepaid expenses	91,132		13,211
Property and equipment, net	118,130		17,125
Intercompany receivables	6,850,000		992,998
Intangible assets- customer relationship	7,000,000		1,014,743
Goodwill	6,996,895		1,014,293
Trade accounts payable	(1,032,078)		(149,613)
Other payables	(1,273,182)		(184,565)
Other payable- related parties	(479,959)		(69,576)
Deferred revenue	(39,786)		(5,768)
Accrued payroll and employees' welfare	(1,629,519)		(236,220)
Taxes payable	(64,253)		(9,314)
Deferred tax liability	(1,050,000)		(152,213)
Total	17,009,807		$ 2,465,797
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 244,960
Fair value of previously held equity interest	30,530,000	4,425,728
Non-controlling interest	34,790,000	5,043,272
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,248,163)
Total	¥ 17,009,807	$ 2,465,797